SUMMARY OF ACCOUNTING POLICIES - Carrying value and fair value of Corporation financial instruments (Details 4) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Financial assets
Cash and cash equivalents	$ 42,439	$ 22,112	$ 25,114	$ 45,140
Investment securities	126,999	153,942
Loans receivable - net and loans held for sale	337,095	336,837
Accrued interest receivable	1,031	1,173
Federal Home Loan Bank stock	8,651	8,651
Financial liabilities
Deposits	451,784	469,387
Advances from the Federal Home Loan Bank	14,851	19,261
Accrued interest payable	58	71
Advances by borrowers for taxes and insurance	2,651	2,357
Carrying value
Financial assets
Cash and cash equivalents	42,439	22,112
Investment securities	126,999	153,942
Mortgage-backed securities	9,400	12,477
Loans receivable - net and loans held for sale	337,095	336,134
Accrued interest receivable	1,801	1,971
Federal Home Loan Bank stock	8,651	8,651
Financial assets, total	526,385	535,287
Financial liabilities
Deposits	451,784	469,387
Advances from the Federal Home Loan Bank	14,851	19,261
Accrued interest payable	58	71
Advances by borrowers for taxes and insurance	2,651	2,357
Financial liabilities, total	469,344	491,076
Fair value
Financial assets
Cash and cash equivalents	42,439	22,112
Investment securities	126,999	153,942
Mortgage-backed securities	9,400	12,591
Loans receivable - net and loans held for sale	358,500	362,066
Accrued interest receivable	1,801	1,971
Federal Home Loan Bank stock	8,651	8,651
Financial assets, total	547,790	561,333
Financial liabilities
Deposits	451,165	468,417
Advances from the Federal Home Loan Bank	15,726	20,207
Accrued interest payable	58	71
Advances by borrowers for taxes and insurance	2,651	2,357
Financial liabilities, total	$ 469,600	$ 491,052